DEBT - Purchase Order Financing Facility (Details) - CCS - USD ($)			12 Months Ended
	Apr. 08, 2026	Sep. 18, 2025	Dec. 31, 2025
PO and AR financing
DEBT
Maximum borrowing capacity		$ 4,000,000
Maximum advance on eligible receivables, percentage		85.00%
Eligible receivables, threshold number of days post invoice		60 days
Term		12 months
Minimum annual volume requirement, percentage		100.00%
Repayment of advance borrowed			$ 735,000
Payment of interest			$ 78,000
PO financing
DEBT
Base charge rate	1.625%	1.625%
Base charge rate, threshold period post invoice	15 days	15 days
AR financing
DEBT
Base charge rate		1.55%
Base charge rate, initial term		30 days
AR financing | After 30 days
DEBT
Additional charge rate		0.55%
Additional charge rate, each additional period		10 days
AR financing | Invoice outstanding for more than 60 days
DEBT
Additional charge rate		1.00%
Additional charge rate, each additional period		10 days
Minimum additional fee per invoice		$ 25
Minimum past due period		60 days